Financial Information of the Parent Company - Schedule of Balance Sheets (Details) - Parent Company [Member]	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash			¥ 324,303
Total current assets	1,037,396	142,123	1,327,779
Non-current assets:
Investment in subsidiaries, VIE and VIE’s subsidiaries	124,534,284	17,061,127
Amounts due from subsidiaries, VIE and VIE’s subsidiaries			85,581,297
Total non-current assets	124,534,284	17,061,127	85,581,297
Total assets	125,571,680	17,203,250	86,909,076
Current liabilities
Investment deficits in subsidiaries, VIE and VIE’s subsidiaries	101,812,107	13,948,201	109,361,012
Amounts due to subsidiaries, VIE and VIE’s subsidiaries
Accrued expenses and other liabilities	175,071	23,987	1,053,376
Total current liabilities	101,987,178	13,972,188	110,414,388
Total liabilities	101,987,178	13,972,188	110,414,388
Shareholders’ (deficit) equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 121,110,000 and 169,110,000 issued and outstanding as of December 31, 2023 and 2024)	112,784	16,910	77,747
Additional paid-in capital	318,979,171	44,749,654	238,567,906
Treasury stock	(7,664)	(1,050)
Statutory reserves	23,557,710	3,318,034	23,557,710
Accumulated deficit	(325,318,655)	(45,691,491)	(291,805,140)
Accumulated other comprehensive income	6,261,156	839,005	6,096,465
Total shareholders’ (deficit) equity	23,584,502	3,231,062	(23,505,312)
Total liabilities and shareholders’ (deficit) equity	125,571,680	17,203,250	86,909,076
Related Party [Member]
Current assets:
Due from a related party	¥ 1,037,396	$ 142,123	¥ 1,003,476